Related Party Transactions (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)
Disclosure of related party [Abstract]
Short-term employee compensation and benefits		$ 2,596,082	$ 2,753,553	$ 2,941,342
Termination benefits		779,666	1,330,828	0
Share-based payments		459,298	372,008	353,419
Compensation of key management personnel		$ 3,835,046	$ 4,456,389	$ 3,294,761
Liability to officer					$ 178,125	$ 178,125
Officer liability paid	$ 35,625